Income Taxes	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 - Income Taxes

The Company’s income tax expense majorly pertains to the Indian jurisdiction. (Loss) / income before income taxes for the year ended March 31, 2025 and 2024, are as follows:

	Year Ended March 31,
	2025	2024
United States	$956	$(309)
India	(8,175)	3,095
Cayman Islands	3,745	13,330
UAE	(1,064)	(25)
Singapore	(18,701)	2,957
Mexico	572	79
Total	$(22,667)	$19,127

Provision for income taxes for the year ended March 31, 2025 and March 31, 2024, consisted of the following:

	Year Ended March 31,
	2025	2024
Current tax provision	$1,037	$2,589
Deferred tax benefit	(2,109)	(718)
Provision for Income Taxes	$(1,072)	$1,871

Income tax expense for the years ended March 31, 2025 and, 2024 is allocated as follows:

	Year Ended March 31,
	2025	2024
(Loss) / income from operations	$(1,072)	$1,871
Other comprehensive income
Unrecognized actuarial (loss) / gain on defined employee benefit plan obligations	(35)	4
Total	$(1,107)	$1,875

A reconciliation of the provision for income taxes, with the amount computed by applying the income tax rate for the Company to income before provision for income taxes for year ended March 31, 2025 and March 31, 2024, is as follows:

	Year Ended March 31,
	2025	2024
(Loss) / income before income tax expense	$(22,667)	$19,127

Income tax expense at tax rates applicable to the Company (i.e., 0%)	-	-

Increase (decrease) in income taxes resulting from:
Non-deductible expenses	812	383
Non-taxable income	-	-
Reversal of deferred tax asset / liability	-	7
Valuation allowance	2,871	-
Tax of earlier year	270	221
True down / up	(85)	78
Loss / (income) taxed at different tax rate	(4)	2
Adjustments for change in rates due to different tax jurisdiction	(4,931)	1,254
Set off against brought forward losses	(76)	(60)
GILTI inclusion	113	42
Foreign Dividends gross-up and additional employee deduction for employee hired-80JJA	2	-
FTC Claim	(100)	-
Others	56	(56)
Provision for income tax	$(1,072)	$1,871
Effective tax rate	4.73%	9.78%

Significant components of the Company’s deferred taxes as of March 31, 2025 and 2024, are as follows:

	As of March 31,
	2025					2024
	India	Singapore	USA	UAE	Mexico	India	Singapore	USA	UAE	Mexico
Deferred tax assets:
Property and equipment	541	-	-	-	-	271	-	-	-	1
Gratuity	605	-	-	-	-	479	-	-	-	-
Trade Payables	-	178	-	-	-	-	-	-	-	-
Compensated absences	612	-	-	-	-	660	-	-	-	-
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961	83	-	-	-	-	-	-	-	-	-
Net operating losses	1,245	2,597	-	96	-	30	-	-	-	-
Finance lease	-	-	-	-	-	-	-	-	-	-
Intangible assets under development	(5)	-	-	-	-	4	-	-	-	-
Provision for expenses	906	-	58	-	90	288	61	37	-	90
Operating lease liabilities	2,413	-	-	-	-	1,879	-	-	-	-
Others	2	-	-	-	-	76	-	-	-	-
Deferred tax asset before valuation allowance	6,402	2,775	58	96	90	3,687	61	37	-	91
Valuation Allowance	-	(2,775)	-	(96)	-	-	-	-	-	-
Deferred tax asset, net of valuation allowance	6,402	-	58	-	90	3,687	61	37	-	91

	As of March 31,
	2025					2024
	India	Singapore	USA	UAE	Mexico	India	Singapore	USA	UAE	Mexico
Deferred tax liabilities:
Investments	(192)	-	-	-	-	(139)	-	-	-	-
Property and equipment	-	-	(1)	-	(3)	-	-	(3)	-	-
Operating right-of-use assets	(2,306)	-	-	-	-	(1,784)	-	-	-	-
Unbilled Revenue	-	-	-	-	(91)
Others	(32)	-	-	-		(33)	-	-	-	(76)
Deferred tax liability	(2,530)	-	(1)	-	(94)	(1,956)	-	(3)	-	(76)
Net deferred tax asset (liability)	3,872	-	57	-	(4)	1,731	61	(34)	-	15

	As of March 31,
Classified as	2025	2024
Deferred tax assets non-current	$4,064	$1,933
Deferred tax liabilities non-current	139	92
	$3,925	$1,841

Net operating loss

The Company has carry forward losses of $38, $77 & $4,830 in the Indian jurisdiction, which will get expired in financial years 2028-29; 2029-30 and 2032-33 respectively.

With certain immaterial exceptions, the Company is no longer subject to U.S. federal, state and local or other U.S. income tax examinations by taxing authorities for years prior to 2022. The Company’s subsidiaries in India are open to examination by relevant taxing authorities for tax years beginning on or after April 1, 2015. The Company regularly reviews the likelihood of additional tax assessments and adjusts its unrecognized tax benefits as additional information or events require.

Valuation Allowances

As of March 31, 2025, the Company maintained valuation allowances of $2,871 for deferred tax assets that are not more likely than not to be realized, which primarily included deferred tax assets towards Net Operating Losses (NOL) in Singapore and UAE jurisdictions. The valuation allowances on our deferred tax assets increased by $2,871 and $0 during the year ended March 31, 2025 & March 31, 2024, respectively. During the year ended March 2025, based on the relevant weight of positive and negative evidence, including the amount of net operating losses in recent years, and consideration of our future taxable earnings, we concluded most of our Singapore and UAE deferred tax assets are not more like than to be realized. Our deferred tax assets without valuation allowances are more like than not to be realized given the expectation of future earnings in the respective jurisdictions.

Unrecognized tax benefits

The Company recognizes financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. As of March 31, 2025 and March 31, 2024, the Company does not have any unrecognized tax benefits with a significant impact on its consolidated financial statements.

The Company’s major tax jurisdictions are Singapore, India, the United States, and Mexico. Generally accepted accounting principles requires the Company’s management to evaluate tax positions taken by the Company and recognize a tax liability for any uncertain positions that more likely than not would not be sustained upon examination by the Internal Revenue System (the “IRS”) or a foreign jurisdiction taxing authority. The Company is subject to routine audits by tax authorities.

Deferred tax has not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. The amount of such temporary differences totaled approximately $5,507, with an income tax impact of approximately $667 as of March 31, 2025.